Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of financial assets measured at fair value on a recurring basis and indicating the level of the fair value hierarchy
The Company’s cash equivalents are generally classified within Level 1 of the fair value hierarchy. The following tables present information about the Company’s financial assets measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values as of March 31, 2026 and December 31, 2025 (in thousands):

	Fair Value Measurements as of March 31, 2026:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$2,610	$—	$—	$2,610

Cash equivalents	$2,610	$—	$—	$2,610

	Fair Value Measurements as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$3,072	$—	$—	$3,072

Cash equivalents	$3,072	$—	$—	$3,072

The Company’s cash equivalents are generally classified within Level 1 of the fair value hierarchy. The following tables present information about the Company’s financial assets measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values as of December 31, 2025 and December 31, 2024 (in thousands):

	Fair Value Measurements as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$3,072	$—	$—	$3,072

Cash equivalents	$3,072	$—	$—	$3,072

	Fair Value Measurements as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$3,025	$—	$—	$3,025

Cash equivalents	$3,025	$—	$—	$3,025